Discontinued Operations (Details)			9 Months Ended	12 Months Ended
	Sep. 28, 2023 USD ($)	Sep. 28, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Discontinued Operation [Line Items]
Realized a gain amount						$ 865,085
Loss from discontinued operations						(282,761)
Gain from discontinued operation						$ 582,324
Debt Transaction [Member]
Discontinued Operation [Line Items]
Debt transaction amount	$ 1,152,328.5	¥ 8,411,156.95
Discontinued Operations [Member]
Discontinued Operation [Line Items]
Realized a gain amount			$ 865,085
Loss from discontinued operations			(282,761)
Gain from discontinued operation			$ 582,324
Mr. Niu [Member]
Discontinued Operation [Line Items]
Equity interest	100.00%	100.00%
Mr. Niu [Member] | Share Purchase Agreement [Member]
Discontinued Operation [Line Items]
Equity interest	100.00%	100.00%
Cordyceps Sunshine Biotech Co., Ltd. [Member] | Discontinued Operations [Member]
Discontinued Operation [Line Items]
Equity interest						100.00%